Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Cash payments to related parties	$ 0	$ 1,177,021	$ 74,616
Contribution for taxes associated with reorganization	265,000
Affiliated Entity | Financial And Management Advisory Services
Related Party Transaction [Line Items]
Transfers to related parties	1,600	4,900	4,900
Affiliated Entity | Debt Service And Shared Costs
Related Party Transaction [Line Items]
Cash payments to related parties		1,177,000	74,600
Affiliated Entity | Other Related Party Settlements
Related Party Transaction [Line Items]
Transfers to related parties		(14,300)	(35,200)
Additional Paid-In Capital
Related Party Transaction [Line Items]
Contribution for taxes associated with reorganization	$ 265,000
Additional Paid-In Capital | Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Transfers to related parties		$ (800)	$ (3,900)